Related Party	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 3 - Related Party

Other Receivable

The Company advanced a total of $48,778 to its joint venture partner, Premier Biomedical Pain Management Solutions, LLC, and was subsequently repaid a total of $44,604 on July 5, 2017 with the termination of the joint venture, resulting in a loss of $6,232, consisting of the original investment of $2,058 and the loss on this receivable of $4,174.

Accounts Payable

The Company owed $40,195 and $46,016 as of December 31, 2017 and 2016, respectively, to entities owned by the Chairman of the Board of Directors. The amounts are related to patent costs paid by the Chairman on behalf of the Company.

The Company owed $713 and $306 as of December 31, 2017 and 2016, respectively, to the Company’s CEO for reimbursable expenses.

The Company owed $478 and $6,167 as of December 31, 2017 and 2016, respectively, amongst members of the Company’s Board of Directors for reimbursable expenses.

Notes Payable

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s CEO. The principal and interest was repaid in full in November of 2017.

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s Chairman of the Board. The principal and interest was repaid in full in November of 2017.

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company’s Directors. The principal and interest was repaid in full in November of 2017.

Preferred Stock Issuances for Exercise of Preferred Stock Warrants

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company’s CEO at $0.001 per share for total proceeds of $1,000.

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.001 per share for total proceeds of $1,000.

Common Stock Warrants Exercised

On November 22, 2017, the Company issued 7,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.00001 per share for total proceeds of $70.

On October 19, 2016, the Company issued 4,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.00001 per share for total proceeds of $40.

On October 19, 2016, the Company issued 4,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.00001 per share for total proceeds of $40.

Common Stock Warrants Granted

On December 22, 2017, the Company granted warrants to the following officers and directors, which will allow them to purchase shares of our common stock in the amounts indicated: William Hartman (8,500,000 shares); Mitchell Felder (8,500,000 shares), Heidi Carl (6,000,000 shares), John Borza (7,250,000 shares), Jay Rosen (1,000,000 shares), Patricio Reyes (4,000,000 shares) and John Pauly (2,000,000 shares). The exercise price of the foregoing warrants is five cents ($0.005) per share. The warrants are exercisable over seven (7) years. The total fair value of the 37,250,000 common stock warrants using the Black-Scholes option-pricing model is $102,364, or $0.00275 per share, based on a volatility rate of 195%, a risk-free interest rate of 2.01% and an expected term of 3.5 years, and was expensed upon issuance.

Common Stock Issuances for Settlement of Accounts Payments

On March 28, 2016, upon the resignation of Richard Najarian as one of the members of our Board of Directors, the Company issued 600,000 shares of common stock to Mr. Najarian in settlement of $13,765 of outstanding expense reimbursements. The total fair value of the common stock was $9,120 based on the closing price of the Company’s common stock on the date of grant.